FAIR VALUE OF FINANCIAL INSTRUMENTS (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Of Financial Instruments Details Narrative
Notional Balance of two interest rate swap agreements maturing in March 2014 and March 2015	$ 294,203	$ 316,600
Notional balance of one interest rate cap agreement maturing in August 2019	23,400	36,428
Aggregate notional balance of derivative liabilities within Newcastle's nonrecourse CDO structures	$ 448,700